Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	R$ 553,674	R$ 614,758
Additions	174,616	161,039
Performance agreement	7,059	4,420
Interest rate (Note 32)	22,050	26,009
Transfers	0	10,441
Payments	(151,804)	(96,092)
Concluded projects	(185,152)	(159,203)
Reclassification		(7,698)
Ending balance	420,443	553,674
F N D C T [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	5,781	6,588
Additions	41,949	40,011
Performance agreement	0	0
Interest rate (Note 32)	0	0
Transfers	0	5,802
Payments	(40,513)	(46,620)
Concluded projects	0	0
Reclassification		0
Ending balance	7,217	5,781
M M E [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	2,891	3,314
Additions	20,973	20,004
Performance agreement	0	0
Interest rate (Note 32)	0	0
Transfers	0	2,900
Payments	(20,256)	(23,327)
Concluded projects	0	0
Reclassification		0
Ending balance	3,608	2,891
R And D [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	201,871	260,243
Additions	41,960	40,019
Performance agreement	0	0
Interest rate (Note 32)	4,452	4,938
Transfers	0	1,739
Payments	(11,252)	(9,695)
Concluded projects	(127,798)	(87,675)
Reclassification		(7,698)
Ending balance	109,233	201,871
Procel [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	23,613	11,960
Additions	13,947	12,200
Performance agreement	0	0
Interest rate (Note 32)	1,495	(547)
Transfers	(4,066)	0
Payments	(30,667)	0
Concluded projects	0	0
Reclassification		0
Ending balance	4,322	23,613
Energy Efficiency Program [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	319,518	332,653
Additions	55,787	48,805
Performance agreement	7,059	4,420
Interest rate (Note 32)	16,103	21,618
Transfers	4,066	0
Payments	(49,116)	(16,450)
Concluded projects	(57,354)	(71,528)
Reclassification		0
Ending balance	R$ 296,063	R$ 319,518